Fees Summary	Mar. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 905,000.00
Previously Paid Amount	0.00
Total Fee Amount	124.98
Total Offset Amount	0.00
Net Fee	124.98
Narrative - Max Aggregate Offering Price	$ 905,000.00
Final Prospectus	true